Organization and Principal Activities - Financial Information of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 63,385		¥ 137,996		$ 9,946
Restricted cash	171		511		27
Accounts receivable, net	2,898		5,892		455
Prepayments and other current assets	42,731		58,272		6,705
Total current assets	115,944		293,720		18,194
Non-current assets
Property and equipment, net	15,026		30,074		2,358
Operating lease, right of use asset	9,283		82,488		1,457
Other non-current assets	12		5,866		2
Deferred tax assets	11,974		13,547		1,879
Total non-current assets	47,906		152,027		7,518
Total assets	163,850		445,747		25,712
Current liabilities
Accounts payable	65,587		83,576		10,292
Customer deposits and deferred revenue, current	530,975		689,325		83,322
Salary and welfare payable	55,002		132,433		8,631
Tax payable	79,656		77,327		12,500
Operating lease liability, current	9,880		31,845		1,550
Total current liabilities	763,012		1,033,888		119,733
Customer deposits and deferred revenue, non-current	28,055		56,905		4,402
Operating lease liability, non-current	226		56,903		35
Total non-current liabilities	32,824		124,422		5,150
Total liabilities	795,836		1,158,310		$ 124,883
Net revenues	684,928	$ 107,480	972,628	¥ 1,023,213
Net (loss)/income (includes inter-company service fee charges incurred in the amounts of RMB 600,999, RMB 426,886 and RMB 233,868, respectively)	59,907	9,400	(394,827)	(574,781)
Net cash provided by/(used in) operating activities	(155,152)	(24,346)	(302,598)	(148,164)
Net cash used in investing activities	81,672	12,815	164,667	100,246
Net cash provided by financing activities	1,145	180	4,285	(16,344)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(72,335)	$ (11,351)	(133,646)	(64,262)
Variable Interest Entities [Member]
Current assets
Cash and cash equivalents	2,764		37,673
Restricted cash	0		20
Accounts receivable, net	2,898		5,892
Amounts due from inter-company entities	3,939		4,254
Prepayments and other current assets	32,338		36,298
Total current assets	41,939		84,137
Non-current assets
Property and equipment, net	9,763		15,773
Operating lease, right of use asset	9,133		48,862
Other non-current assets	0		3,510
Deferred tax assets	11,974		13,547
Total non-current assets	30,870		81,692
Total assets	72,809		165,829
Current liabilities
Accounts payable	45,676		50,443
Amounts due to inter-company entities	217,089		169,717
Customer deposits and deferred revenue, current	530,712		689,325
Salary and welfare payable	31,353		56,946
Tax payable	48,988		48,058
Operating lease liability, current	9,821		19,465
Accrued liabilities and other current liabilities	11,077		16,405
Total current liabilities	894,716		1,050,359
Customer deposits and deferred revenue, non-current	28,055		56,905
Operating lease liability, non-current	129		32,933
Other non-current liabilities	2,380		2,380
Total non-current liabilities	30,564		92,218
Total liabilities	925,280		1,142,577
Net revenues	684,635		972,628	1,023,213
Net (loss)/income (includes inter-company service fee charges incurred in the amounts of RMB 600,999, RMB 426,886 and RMB 233,868, respectively)	124,277		(101,843)	(298,596)
Net cash provided by/(used in) operating activities	(34,004)		(98,741)	109,999
Net cash used in investing activities	(925)		(1,030)	(31,603)
Net cash provided by financing activities	0		0	1,000
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (34,929)		¥ (99,771)	¥ 79,396